Document and Entity Information	Oct. 23, 2023
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Oct. 23, 2023
Entity Registrant Name	APPLIED MOLECULAR TRANSPORT INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39306
Entity Tax Identification Number	81-4481426
City Area Code	650
Local Phone Number	392-0420
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	AMTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001801777
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address Address Line 1	1209 Orange Street
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19801